Additional Financial Information - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Dec. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts receivable, net			$ 449.2	$ 350.9
Proceeds from Accounts Receivable Securitization	$ 100.0
Employee Related Liabilities Current And Noncurrent			116.2	102.8
Interest Paid During the Year			196.9	137.7	$ 85.0
Income Taxes Paid During the Year			22.8	14.3	13.9
Employee-related liabilities			116.2			$ 40.7
Individual Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding			449.2
Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding						399.6
Pooled Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding			0.0
Pooled Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding						0.0
Revolving agreement, maximum amount of receivables allowed to transfer		$ 100.0
LIONS GATE ENTERTAINMENT CORP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income Taxes Paid During the Year			25.8	29.1	$ 16.9
Employee-related liabilities			147.4	128.7		55.8
LIONS GATE ENTERTAINMENT CORP [Member] | Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding			613.4	520.4		534.4
Revolving agreement, maximum amount of receivables allowed to transfer		100.0
LIONS GATE ENTERTAINMENT CORP [Member] | Pooled Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding			$ 0.0	$ 52.3		$ 0.0
Revolving agreement, maximum amount of receivables allowed to transfer		$ 100.0